FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities - Undiscounted future cash flow basis [Member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 30,974	£ 30,315
Customer deposits	418,926	420,838
Trading and other financial liabilities at fair value through profit or loss	39,931	59,504
Debt securities in issue	108,254	83,259
Liabilities arising from non-participating investment contracts	13,853	15,447
Subordinated liabilities	29,967	29,926
Total non-derivative financial liabilities	641,905	639,289
Derivative financial liabilities:
Derivative financial liabilities	26,578	23,420
Net settled derivatives liabilities	16,798	22,098
Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	168,121	154,796
Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(158,341)	(153,474)
Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	9,780	1,322
Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,820	2,516
Customer deposits	380,985	367,103
Trading and other financial liabilities at fair value through profit or loss	9,693	21,286
Debt securities in issue	5,942	3,444
Liabilities arising from non-participating investment contracts	13,853	15,447
Subordinated liabilities	247	231
Total non-derivative financial liabilities	413,540	410,027
Derivative financial liabilities:
Derivative financial liabilities	14,375	18,247
Net settled derivatives liabilities	13,511	17,425
Not later than one month [member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	39,165	23,850
Not later than one month [member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(38,301)	(23,028)
Not later than one month [member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	864	822
Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,710	3,545
Customer deposits	10,584	18,854
Trading and other financial liabilities at fair value through profit or loss	10,984	14,424
Debt securities in issue	7,314	6,331
Subordinated liabilities	1,017	454
Total non-derivative financial liabilities	32,609	43,608
Derivative financial liabilities:
Derivative financial liabilities	796	1,130
Net settled derivatives liabilities	103	128
Later than one month and not later than three months [member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	27,976	31,974
Later than one month and not later than three months [member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(27,283)	(30,972)
Later than one month and not later than three months [member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	693	1,002
Later than three months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,022	2,096
Customer deposits	14,169	21,308
Trading and other financial liabilities at fair value through profit or loss	7,553	6,499
Debt securities in issue	22,564	12,562
Subordinated liabilities	1,144	2,907
Total non-derivative financial liabilities	46,452	45,372
Derivative financial liabilities:
Derivative financial liabilities	1,053	1,813
Net settled derivatives liabilities	209	776
Later than three months and not later than twelve months [Member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	23,978	24,923
Later than three months and not later than twelve months [Member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(23,134)	(23,886)
Later than three months and not later than twelve months [Member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	844	1,037
Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	20,920	21,498
Customer deposits	11,634	11,198
Trading and other financial liabilities at fair value through profit or loss	930	4,251
Debt securities in issue	48,233	36,999
Subordinated liabilities	8,231	7,170
Total non-derivative financial liabilities	89,948	81,116
Derivative financial liabilities:
Derivative financial liabilities	3,331	895
Net settled derivatives liabilities	782	974
Later than one year and not later than five years [member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	43,239	43,444
Later than one year and not later than five years [member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(40,690)	(43,523)
Later than one year and not later than five years [member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	2,549	(79)
Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	3,502	660
Customer deposits	1,554	2,375
Trading and other financial liabilities at fair value through profit or loss	10,771	13,044
Debt securities in issue	24,201	23,923
Subordinated liabilities	19,328	19,164
Total non-derivative financial liabilities	59,356	59,166
Derivative financial liabilities:
Derivative financial liabilities	7,023	1,335
Net settled derivatives liabilities	2,193	2,795
Later than five years [member] | Outflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	33,763	30,605
Later than five years [member] | Inflows [Member]
Derivative financial liabilities:
Derivative financial liabilities	(28,933)	(32,065)
Later than five years [member] | Net Flows [Member]
Derivative financial liabilities:
Derivative financial liabilities	£ 4,830	£ (1,460)